Collection Period Ended 31-Jul-2011
Principal Note
Payment Factor
128,521,053.50 0.740362
0.00 1.000000
0.00 1.000000
0.00 1.000000
128,521,053.50
Interest & Principal
Payment
128,598,513.03
100,346.46
259.794976
Class A-2 Notes 0.296250% 100,346.46 0.213958 0.213958
Class A-1 Notes 0.216670% 77,459.53 0.156484
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 101,923,370.72 6.22%
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Pool Balance
1,691,640,220.36
1,691,640,220.36
1,569,605,478.23
Yield Supplement Overcollateralization Amount 53,171,320.50 53,171,320.50 48,703,161.01
Adjusted Pool Balance 1,638,468,899.86 1,638,468,899.86 1,520,902,317.22
Overcollateralization 90,968,899.86 90,968,899.86 101,923,370.72
0.000000
Total Note Balance
1,547,500,000.00
1,547,500,000.00
1,418,978,946.50
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-2 Notes 469,000,000.00 469,000,000.00 469,000,000.00
Face Amount
Class A-1 Notes 495,000,000.00 495,000,000.00 366,478,946.50 259.638492
Balance Balance Balance
1-m Libor 0.186250%
Summary
Initial Beginning Ending Principal per $1000
26
Interest Period of the Class A-3 and A-4 Notes (from... to) 20-Jul-2011 15-Aug-2011 30/360 Days 25
Interest Period of the Class A-1 and A-2 Notes (from... to) 20-Jul-2011 15-Aug-2011 Actual/360 Days
Record Date 12-Aug-2011
Distribution Date 15-Aug-2011
Collection Period (from... to) 1-Jun-2011 31-Jul-2011
Determination Date 11-Aug-2011
Amounts in USD
Dates
Collection Period No. 1
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
266,215.28
112,256.94
$129,077,331.71
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 556,278.21 556,278.21 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 112,256.94 112,256.94 0.00
thereof on Class A-3 Notes 266,215.28 266,215.28 0.00
thereof on Class A-2 Notes 100,346.46 100,346.46 0.00
thereof on Class A-1 Notes 77,459.53 77,459.53 0.00
Monthly Interest Distributable Amount 556,278.21 556,278.21 0.00
Total Trustee Fee
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 2,819,400.37 2,819,400.37 0.00
Total Distribution
131,896,732.08
Distribution Detail
Available Funds
131,896,732.08
(9) Excess Collections to Certificateholders 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
131,896,732.08 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 128,521,053.50
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 556,278.21
Net Liquidation Proceeds 0.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 9,863,935.87 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 122,032,796.21 (1) Total Servicing Fee 2,819,400.37
Total
$556,278.21
0.590278
Class A-4 Notes 1.220000% 112,256.94 0.847222 0.847222
Class A-3 Notes 0.850000% 266,215.28 0.590278
Principal Collections attributable to Full Pay-offs 42,062,033.41
Principal Purchase Amounts 0.00
1,691,640,220.36 62,088
Principal Collections 79,970,762.80
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
Reserve Fund Amount - Beginning Balance
4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Aggregate Principal Distributable Amount
128,521,053.50 128,521,053.50 0.00
Regular Principal Distributable Amount 128,521,053.50 128,521,053.50 0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.000%
Principal Net Losses 1,945.92
Cumulative Principal Net Losses 1,945.92
Principal Net Liquidation Proceeds 0.00
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 1,945.92
Total 1,569,605,478.23 60,358 100.00%
91-120 Days Delinquent 0.00 0 0.00%
61-90 Days Delinquent 581,330.60 16 0.04%
31-60 Days Delinquent 2,024,513.13 73 0.13%
1,566,999,634.50 60,269 99.83%
Amount Number of Receivables Percentage
Current
Weighted Average Seasoning (months) 13.28 15.15
Delinquency Profile *
Weighted Average APR 3.62% 3.61%
Weighted Average Number of Remaining Payments 45.89 44.27
Pool Factor 92.79%
As of Cutoff Date Current
Principal Gross Losses
1,945.92
Pool Balance end of Collection Period 1,569,605,478.23 60,358